Fixed Assets, net & Right-of-use Assets (Details)				6 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Apr. 12, 2021 USD ($)	May 12, 2020 USD ($)	Jun. 30, 2020 USD ($) item	Dec. 31, 2021 USD ($) item $ / T	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 07, 2021 item	Apr. 08, 2021 USD ($)	Dec. 31, 2018 USD ($)
Fixed Assets, Net
Sale and leaseback arrangement term (in years)		5 years
Carrying value					$ 2,861,651,000	$ 2,479,937,000	$ 2,389,874,000			$ 2,480,329,000
Credit facility		$ 815,000,000
Aggregate gross purchase price		31,000,000.0
Assumed time charter liabilities					$ 74,100,000
Weighted average remaining period					2 years
Amortization of assumed time charter					$ 12,300,000
Carrying value of vessels subject to leasing obligation					766,200,000
Unearned revenue					83,180,000	19,476,000
Unearned revenue, net of current portion					37,977,000	19,574,000
Gross proceeds of sale and leaseback		135,000,000.0
Instalments due by 12-months period ended:
December 31, 2022					95,772,000
December 31, 2023					55,878,000
December 31, 2024					56,366,000
December 31, 2025					7,209,000
Until April 2026					32,777,000
Total leaseback instalments					248,002,000
Less: Imputed interest					(21,531,000)
Total leaseback obligation					226,471,000
Less: Deferred finance costs, net					(4,143,000)
Less: Current leaseback obligation					(85,815,000)	(24,515,000)
Leaseback obligation, net of current portion					136,513,000	95,585,000
Property, Plant and Equipment, Additions					495,546,000	191,594,000	$ 6,050,000
TEU sister vessels
Fixed Assets, Net
Aggregate gross purchase price	$ 260,000,000.0
Assumed time charter liabilities					61,794,000
Citibank/Natwest $815 mil. Facility
Fixed Assets, Net
Sale Leaseback Transaction, Historical Cost		135,000,000
Credit facility		815,000,000			815,000,000				$ 815,000,000
Minimum liquidity per vessels					$ 30,000,000.0
CPO Bremen
Fixed Assets, Net
TEU | item					9,012
CPO Hamburg
Fixed Assets, Net
TEU | item					9,012
Vessel
Fixed Assets, Net
Number of vessels on which scrubbers installed | item				9
Cost of Scrubbers installed				$ 39,900,000
Residual value of the fleet					$ 504,100,000	428,200,000
Average life of scrap considered to calculate residual value of vessel, one					10 years
Average life of scrap considered to calculate residual value of vessel, two					5 years
Scrap value per ton (in dollars per ton) | $ / T					300
Instalments due by 12-months period ended:
Property, Plant and Equipment, Additions						$ 141,900,000
Hyundai Respect
Fixed Assets, Net
TEU | item					13,100
Hyundai Honour And Hyundai Respect
Fixed Assets, Net
Sale and leaseback arrangement term (in years)			4 years
Repurchase price			$ 36,000,000.0
Vessels to be refinanced			139,100,000
CMA CGM Melisande, CMA CGM Attila, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson
Fixed Assets, Net
Sale Leaseback Transaction, Historical Cost		$ 135,000,000
Wide Alpha
Fixed Assets, Net
TEU | item					5,466
Wide Alpha | TEU sister vessels
Fixed Assets, Net
TEU | item								5,466
Wide Bravo
Fixed Assets, Net
TEU | item					5,466
Wide Bravo | TEU sister vessels
Fixed Assets, Net
TEU | item								5,466
Maersk Euphrates
Fixed Assets, Net
TEU | item					5,466
Maersk Euphrates | TEU sister vessels
Fixed Assets, Net
TEU | item								5,466
Wide Hotel
Fixed Assets, Net
TEU | item					5,466
Wide Hotel | TEU sister vessels
Fixed Assets, Net
TEU | item								5,466
Wide India
Fixed Assets, Net
TEU | item					5,466
Wide India | TEU sister vessels
Fixed Assets, Net
TEU | item								5,466
Wide Juliet
Fixed Assets, Net
TEU | item					5,466
Wide Juliet | TEU sister vessels
Fixed Assets, Net
TEU | item								5,466